Notes Payable (Details Narrative)													1 Months Ended						2 Months Ended		3 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2020	Apr. 15, 2020 USD ($)	Mar. 12, 2020 USD ($)	Mar. 09, 2020 USD ($)	Mar. 04, 2020 USD ($)	Nov. 30, 2019 USD ($)	Aug. 28, 2019 USD ($) Integer	Jul. 03, 2019	Oct. 12, 2018 USD ($)	Oct. 02, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 02, 2018 USD ($)	Aug. 10, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) Integer	Aug. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jul. 16, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Apr. 02, 2020 USD ($)	Jan. 30, 2020 USD ($)	Jan. 07, 2020 $ / shares	Jun. 18, 2018 USD ($)
Proceeds from promissory notes																									$ 4,479,662	$ 7,791,020	$ 9,280,655	$ 2,409,898
Origination fees																										601,121	601,121
Payment of notes payable																									2,956,366	9,584,459	10,485,502	2,877,355
Gain (loss) of debt extinguishment													$ 237,664								907,447	$ (4,714,751)			7,151,041	39,203,017	39,090,168
Notes payable - related party															$ 500,000			$ 213,617		$ 213,617	500,000		$ 213,617	$ 213,617	500,000		500,000	213,617
Unamortized debt discount																		6,383		6,383			6,383	6,383				6,383		$ 1,287,473
Notes payable liabilities assumed																																$ 3,503,552
Payments of principal and interest																											501,041
Warrant exercise price | $ / shares																															$ 0.40
Amortization of debt discounts																									4,664,605	3,991,061	4,536,366	1,466,847
Warrants One [Member]
Warrant exercise price | $ / shares																															$ 0.40
Settlement Agreement [Member]
Payment of notes payable				$ 275,000
Debt principal balance				272,700
Convertible debt				95,874
Cancellation of warrants				40,300
Gain (loss) of debt extinguishment																									76,777
Payment of cash																									67,548
Remaining debt discount																									614,809
Reduction of principal balance of debt																					596,390				596,390
Accrued interest payable																					9,190				9,190
Secured Merchant Agreements [Member]
Proceeds from promissory notes														$ 18,102
Payment of notes payable														15,000											176,339
Convertible debt							$ 17,705
Gain (loss) of debt extinguishment														$ 3,102
Notes payable - related party															176,339						0				0		176,339
Notes payable liabilities assumed																																$ 944,281
Promissory notes															98,592						98,592				98,592		98,592
Conversion of notes payable							$ 184,750
Debt instrument interest rate							15.00%
Secured Merchant Agreements One [Member]
Payment of notes payable																					135,742				249,704
Convertible debt							$ 25,073
Accrued interest payable																					4,846				4,846
Notes payable - related party															244,858						0				0		244,858
Conversion of notes payable							$ 261,630
Several Secured Merchant Loan [Member]
Notes payable															2,283,540				$ 2,099,500								2,283,540
Proceeds from promissory notes															1,355,986				1,285,000
Origination fees															927,554				$ 814,500
Payment of notes payable																											1,854,642
Unamortized debt discount															0												0
New Secured Merchant Loan [Member]
Notes payable																					1,274,150				1,274,150
Proceeds from promissory notes																									150,000
Origination fees																									453,450
Payment of notes payable																									1,954,930
Debt principal balance																					$ 670,700				670,700
Merchant Loan [Member]
Payment of notes payable					$ 600,000
Debt principal balance					$ 936,410
Merchant Loan [Member] | Settlement Agreement [Member]
Proceeds from promissory notes																									233,434
Payment of notes payable				233,434
Debt principal balance				$ 364,740
Debt, maturity date				Mar. 11, 2020
Repayment of principal amount																									$ 275,000
Weekly Installments [Member] | Settlement Agreement [Member]
Payment of notes payable			$ 275,000
Final Payment [Member] | Settlement Agreement [Member]
Debt, maturity date			May 12, 2020
Secured Merchant Loan [Member]
Notes payable									$ 420,000	$ 209,850
Proceeds from promissory notes									254,552	137,962
Origination fees									10,500	12,038
Debt principal balance															1,819,196												1,819,196
Repayment of principal amount									31,634
Notes payable - related party															1,057,074												1,057,074
Unamortized debt discount															762,122			86,248		86,248			86,248	86,248			762,122	86,248
Debt original issue discount									123,314	59,850
Payments of principal and interest									$ 3,000	$ 1,749
Notes and loans payable															0			171,752		171,752			171,752	171,752			0	171,752
Twelve Monthly Installments [Member] | Secured Merchant Agreements [Member]
Debt, maturity date							Nov. 25, 2020
Number of installments | Integer							12
Twelve Monthly Installments [Member] | Secured Merchant Agreements One [Member]
Debt, maturity date							Nov. 25, 2020
Promissory Notes [Member]
Notes payable																		0		0			0	0				0
Payment of notes payable																							459,750
Notes payable liabilities assumed															459,750												459,750
Promissory Notes [Member] | Entities or Individuals [Member]
Payment of notes payable																							217,005				25,000
Notes payable liabilities assumed															$ 297,005												$ 297,005
Promissory Notes [Member] | Entities or Individuals [Member] | Minimum [Member]
Debt instrument interest rate															7.00%						7.00%				7.00%		7.00%
Promissory Notes [Member] | Entities or Individuals [Member] | Maximum [Member]
Debt instrument interest rate															10.00%						10.00%				10.00%		10.00%
New Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable															$ 40,000			130,000		130,000	$ 40,000		130,000	130,000	$ 40,000		$ 40,000	130,000
Payment of notes payable																											40,000
Accrued interest payable																	$ 6,137
Conversion of notes payable																	$ 25,000
Warrant issued | shares																	12,455
Number of warrants to purchase shares of common stock | shares																	12,455
Warrant exercise price | $ / shares																	$ 2.50
Warrant term																	5 years
Senior Secured Demand Promissory Notes [Member]
Notes payable												$ 165,000						770,000		770,000			770,000	770,000				770,000
Proceeds from promissory notes												$ 150,000								699,955
Origination fees																				45
Payment of notes payable											$ 165,000
Debt instrument interest rate												10.00%
Debt original issue discount																		70,000		70,000			70,000	70,000				70,000
Payments of principal and interest																		220,000		220,000							$ 437,532
Debt due date, description																											The Company repaid $437,532 of the Fall 2018 Promissory Notes and interest due of $36,760 was reclassified to principal amount due.
Senior Secured Demand Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable															149,228			505,945		505,945	0		505,945	505,945	0		$ 149,228	505,945
Unamortized debt discount															0			44,055		44,055			44,055	44,055			0	44,055
Separate Promissory Notes [Member] | Several Individuals [Member]
Notes payable															2,517,150						443,000				443,000		2,517,150
Proceeds from promissory notes																									423,000		2,238,900
Payment of notes payable																									320,500		1,118,400
Debt principal balance																					195,000				195,000
Notes payable - related party																					397,500				397,500
Unamortized debt discount															$ 238,250												$ 238,250
Debt original issue discount																					20,000				20,000
Debt due date, description																											These notes were due between 45 and 273 days from the respective note issuance date.
Warrant issued | shares																											58,000
Number of warrants to purchase shares of common stock | shares															58,000												58,000
Warrant exercise price | $ / shares															$ 1.00												$ 1.00
Warrant term															5 years												5 years
Separate Promissory Notes [Member] | Several Individuals [Member] | Warrants One [Member]
Accrued interest payable															$ 120,307												$ 120,307
Conversion of notes payable															$ 978,750												$ 978,750
Number of warrants to purchase shares of common stock | shares															439,623												439,623
Warrant exercise price | $ / shares															$ 2.50												$ 2.50
Warrant term															5 years												5 years
Separate Previous Promissory Notes [Member] | Several Individuals [Member]
Notes payable															$ 40,000												$ 40,000
Notes payable - related party															420,000												420,000
Unamortized debt discount															0												0
Notes payable liabilities assumed															342,500												342,500
One of these Notes [Member]
Debt principal balance																					150,000				150,000
Accrued interest payable																					82,274				82,274
New Notes [Member]
Debt principal balance																					200,000				200,000
Payments of principal and interest																									7,500
Equipment Notes Payable [Member]
Notes payable															292,778			135,845		135,845			135,845	135,845			292,778	135,845
Payment of notes payable																								113,830			138,510
Notes payable liabilities assumed															523,207												523,207
Notes and loans payable															$ 57,001			488,289		488,289	46,849		488,289	488,289	46,849		$ 57,001	488,289
Equipment Notes Payable [Member] | Minimum [Member]
Debt instrument interest rate															6.00%												6.00%
Equipment Notes Payable [Member] | Maximum [Member]
Debt instrument interest rate															9.40%												9.40%
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Notes payable																		50,000		50,000			50,000	50,000				50,000
Equipment Notes Payable [Member]
Notes and loans payable															$ 181,911			161,036		161,036	159,533		161,036	161,036	159,533		$ 181,911	161,036
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Payment of notes payable																											24,030	1,832
Notes and loans payable															44,905			$ 162,868		$ 162,868			$ 162,868	$ 162,868			44,905	162,868
Promissory Notes [Member]
Notes payable						$ 460,510										$ 460,510
Payment of notes payable																					58,135
Debt, maturity date								Jan. 03, 2021
Unamortized debt discount															$ 0												0
Debt instrument interest rate								20.00%
Sixty Monthly Installments [Member]
Convertible debt						$ 9,304										$ 9,304
Number of installments | Integer																60
Remaining Fifty-Nine Payments [Member]
Debt, maturity date						Jan. 27, 2020
Equipment Notes Payable One [Member]
Notes and loans payable																					$ 402,375				$ 402,375
Shypdirect PPP Loan [Member] | Paycheck Protection Program [Member]
Debt principal balance																													$ 504,940
Debt, maturity date	Apr. 28, 2022
Debt instrument interest rate	1.00%
Prime EFS PPP Loan [Member] | Paycheck Protection Program [Member]
Debt principal balance		$ 2,941,212
Debt, maturity date		Apr. 16, 2022
Debt instrument interest rate		1.00%
PPP Loans [Member]
Debt description																									The twenty- four-week period that commenced on May 1, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs.
Notes Payable [Member]
Amortization of debt discounts																									$ 605,763	$ 1,880,312	$ 3,351,903	$ 327,588